Note 22 - Financial liabilities at amortized cost	12 Months Ended
Dec. 31, 2020
Financial liabilities at amortized cost Abstract
Financial liabiltiies measured at amortized cost

22. Financial liabilities at amortized cost

22.1. Breakdown of the balance

The breakdown of the balance under these headings in the accompanying consolidated balance sheets is as follows:

Financial liabilities measured at amortized cost (Millions of Euros)
	2020	2019	2018
Deposits	415.467	438.919	435.229
Deposits from central banks	45.177	25.950	27.281
Demand deposits	163	23	20
Time deposits and other	38.274	25.101	26.885
Repurchase agreements (*)	6.740	826	375
Deposits from credit institutions	27.629	28.751	31.978
Demand deposits	7.196	7.161	8.370
Time deposits and other	16.079	18.896	19.015
Repurchase agreements (*)	4.354	2.693	4.593
Customer deposits (**)	342.661	384.219	375.970
Demand deposits	266.250	280.391	260.573
Time deposits and other	75.666	103.293	114.188
Repurchase agreements (*)	746	535	1.209
Debt certificates	61.780	63.963	61.112
Other financial liabilities	13.358	13.758	12.844
Total	490.606	516.641	509.185

(*) See Note 35.

(**) Amount in 2020 is mainly due to the stake in BBVA USA (see Note 21).

The amount recorded in Deposits from central banks - Time deposits includes the provisions of the TLTRO III facilities of the European Central Bank, mainly BBVA S.A. amounting to €35,032 million as of December 31, 2020, that basically explains the change compared to the previous year (see Note 7.5).

On April 30, 2020, the European Central Bank modified some of the terms and conditions of the TLTRO III facilities in order to support the continued access of companies and households to bank credit in the face of interruptions and temporary shortages of funds associated with the COVID-19 pandemic. Entities whose eligible net lending exceeds 0% between March 1, 2020 and March 31, 2021 will pay an interest rate 0.5% lower than the average rate of the deposit facilities during the period that includes from June 24, 2020 to June 23, 2021. This means that the interest rate applicable to the facilities drawn down is -1%. Outside of this period, the average interest rate of the deposit facilities will be applied (currently -0.5%) provided that the financing objectives are met according to the conditions of the European Central Bank.

The Group is reasonably certain about the fulfillment of these financing objectives. Therefore, the effective interest rate of each facility is -0.5% and the accounting registration of the discount in the interest rate associated with the COVID-19 pandemic is recognized during the annual period from June 24, 2020 to June 23, 2021.

The positive remuneration currently being generated by the drawdowns of the TLTRO III facilities is recorded under the heading of "Interest income and other similar income – other income" in the consolidated income statements and amounts to €211 million as of December 31, 2020 (See Note 37.1).

22.2. Deposits from credit institutions

The breakdown by geographical area and the nature of the related instruments of this heading in the accompanying consolidated balance sheets is as follows:

Deposits from credit institutions. December 2020 (Millions of Euros)
	Demand deposits	Time deposits and other (*)	Repurchase agreements	Total
Spain	345	1.405	1	1.751
Mexico	689	672	188	1.549
Turkey	8	580	28	617
South America	557	1.484	-	2.041
Rest of Europe	2.842	4.531	4.070	11.444
Rest of the world	2.755	7.406	67	10.228
Total	7.196	16.079	4.354	27.629

(*) Subordinated deposits are included amounting €12 million.

Deposits from credit institutions. December 2019 (Millions of Euros)
	Demand deposits	Time deposits and other (*)	Repurchase agreements	Total
Spain	2.104	1.113	1	3.218
The United States	2.082	4.295	-	6.377
Mexico	432	1.033	168	1.634
Turkey	302	617	4	924
South America	394	2.285	161	2.840
Rest of Europe	1.652	5.180	2.358	9.190
Rest of the world	194	4.374	-	4.568
Total	7.161	18.896	2.693	28.751

(*) Subordinated deposits are included amounting €195 million.

Deposits from credit institutions. December 2018 (Millions of Euros)
	Demand deposits	Time deposits and other (*)	Repurchase agreements	Total
Spain	1.981	2.527	55	4.563
The United States	1.701	2.677	-	4.379
Mexico	280	286	-	566
Turkey	651	669	4	1.323
South America	442	1.892	-	2.335
Rest of Europe	3.108	6.903	4.534	14.545
Rest of the world	207	4.061	-	4.268
Total	8.370	19.015	4.593	31.978

(*) Subordinated deposits are included amounting €191 million.

22.3. Customer deposits

The breakdown by geographical area of this heading in the accompanying consolidated balance sheets, by type of instrument is as follows:

Customer deposits. December 2020 (Millions of Euros)
	Demand deposits	Time deposits and other	Repurchase agreements	Total
Spain	168.690	20.065	2	188.757
Mexico	43.768	10.514	117	54.398
Turkey	17.906	16.707	8	34.621
South America	25.730	11.259	-	36.989
Rest of Europe	8.435	12.373	619	21.427
Rest of the world	1.720	4.748	-	6.468
Total	266.250	75.666	746	342.661

Customer deposits. December 2019 (Millions of Euros)
	Demand deposits	Time deposits and other (*)	Repurchase agreements	Total
Spain	146.651	24.958	2	171.611
The United States	46.372	19.810	-	66.181
Mexico	43.326	12.714	523	56.564
Turkey	13.775	22.257	10	36.042
South America	22.748	13.913	-	36.661
Rest of Europe	6.610	8.749	-	15.360
Rest of the world	909	892	-	1.801
Total	280.391	103.293	535	384.219

(*) Subordinated deposits are included amounting to €189 million.

Customer deposits. December 2018 (Millions of Euros)
	Demand deposits	Time deposits and other (*)	Repurchase agreements	Total
Spain	138.236	28.165	3	166.403
The United States	41.222	21.317	-	62.539
Mexico	38.383	11.837	770	50.991
Turkey	10.856	22.564	7	33.427
South America	23.811	14.159	-	37.970
Rest of Europe	7.233	14.415	429	22.077
Rest of the world	831	1.731	-	2.563
Total	260.573	114.188	1.209	375.970

(*) Subordinated deposits are included amounting to €220 million.

22.4. Debt certificates

The breakdown of the balance under this heading, by financial instruments and by currency, is as follows:

Debt certificates (Millions of Euros)
	2020	2019	2018
In Euros	42.462	40.185	37.436
Promissory bills and notes	860	737	267
Non-convertible bonds and debentures	14.538	12.248	9.638
Covered bonds (*)	13.274	15.542	15.809
Hybrid financial instruments (**)	355	518	814
Securitization bonds	2.538	1.354	1.630
Wholesale funding	2.331	1.817	142
Subordinated liabilities	8.566	7.968	9.136
Convertible perpetual certificates	4.500	5.000	5.490
Non-convertible preferred stock	159	83	107
Other non-convertible subordinated liabilities	3.907	2.885	3.540
In foreign currencies	19.318	23.778	23.676
Promissory bills and notes	1.024	1.210	3.237
Non-convertible bonds and debentures	8.691	10.587	9.335
Covered bonds (*)	217	362	569
Hybrid financial instruments (**)	455	1.156	1.455
Securitization bonds	4	17	38
Wholesale funding	1.016	780	544
Subordinated liabilities	7.911	9.666	8.499
Convertible perpetual certificates	1.633	1.782	873
Non- convertible preferred stock	35	76	74
Other non-convertible subordinated liabilities	6.243	7.808	7.552
Total	61.780	63.963	61.112

(*) Including mortgage-covered bonds.

(**) Corresponds to the issuance of structured notes whose underlying risk differs from the underlying risk of the derivative.

Most of the foreign currency issues are denominated in U.S. dollars.

22.4.1. Subordinated liabilities

The breakdown of this heading, is as follows:

Memorandum item: Subordinated liabilities at amortized cost
	2020	2019	2018
Subordinated deposits	12	384	411
Subordinated certificates	16.476	17.635	17.635
Preferred stock	194	159	181
Compound convertible financial instruments	6.133	6.782	6.363
Other non-convertible subordinated liabilities (*)	10.149	10.693	11.092
Total	16.488	18.018	18.047

(*) Subordinated issues of BBVA Paraguay as of December 31, 2020 and 2019 are recorded in the consolidated balance sheet under the heading “Liabilities included in disposal groups classified as held for sale" amounting to €37 and €40 million, respectively. The subordinated issues of BBVA USA as of December 31, 2020 are recognized in the consolidated balance sheet under the heading “Liabilities included in disposal groups classified as held for sale" amounting to €735 million (see Note 21).

The issuances of BBVA International Preferred, S.A.U., Ltd., Caixa Terrassa Societat de Participacions Preferents, S.A.U. and CaixaSabadell Preferents, S.A.U. are jointly, severally and irrevocably guaranteed by the Bank.

The balance variances are mainly due to the following transactions:

Convertible perpetual liabilities

The AGM held on March 17, 2017, resolved, under agenda item five, to confer authority to the Board of Directors to issue securities convertible into newly issued BBVA shares, on one or several occasions, within the maximum term of five years to be counted from the approval date of the authorization, up to a maximum overall amount of €8 billion or its equivalent in any other currency. Likewise, the AGM resolved to confer to the Board of Directors the authority to totally or partially exclude shareholders’ pre-emptive subscription rights within the framework of a specific issue of convertible securities, although this power was limited to enable the nominal amount of the capital increases resolved or effectively carried out for conversion of mandatory convertible issuances made under this authority (without prejudice to anti-dilution adjustments), with exclusion of pre-emptive subscription rights and of those likewise resolved or carried out with exclusion of pre-emptive subscription rights in use of the authority to increase the share capital conferred by the AGM held on March 17, 2017, under agenda item four, do not exceed the maximum nominal amount, overall, of 20% of the share capital of BBVA at the time of the authorization, this limit not being applicable to contingent convertible issues.

Under that delegation, BBVA made the following issuances that qualify as additional tier 1 capital of the Bank and the Group in accordance with Regulation (EU) 575/2013:

In May and November 2017, BBVA carried out two issues of perpetually convertible securities (additional Tier 1 capital instruments) excluding shareholders' pre-emptive rights, for a nominal amount of 500 million euros and 1,000 million U.S. dollars, respectively. These issues are listed on the Global Exchange Market of Euronext Dublin of the Irish Stock Exchange and were directed only to qualified investors and foreign private banking clients, and cannot be placed or subscribed in Spain or among investors resident in Spain.

•In September 2018 and March 2019, BBVA carried out both issuances of perpetual contingent convertible securities (additional tier 1 instruments), with exclusion of pre-emptive subscription rights of shareholders, for a total nominal amount of €1 billion each. These issuances are listed in the AIAF Fixed Income Securities Market and were targeted only at professional clients and eligible counterparties, not being offered or sold to any retail clients.

•On September 5, 2019, BBVA carried out an issuance of perpetual contingent convertible securities (additional tier 1 instruments), with exclusion of pre-emptive subscription rights of shareholders, for a total nominal amount of $1 billion. This issuance is listed in the Global Exchange Market of Euronext Dublin and was targeted only at qualified investors, not being offered to, and not being subscribed for, in Spain or by Spanish residents.

•On July 15, 2020, BBVA carried out an issuance of perpetual contingent convertible securities (additional tier 1 instruments), with exclusion of pre-emptive subscription rights of shareholders, for a total nominal amount of €1 billion. This issuance is listed in the AIAF Fixed Income Securities Market and was targeted only at professional clients and eligible counterparties, not being offered or sold to any retail clients.

Additionally, an issue of perpetually convertible securities (additional Tier 1 capital instruments) is outstanding, which was carried out in April 2016, for an amount of 1,000 million euros, by virtue of previous delegations of the shareholders' meeting. This issue was directed only to qualified investors and foreign private banking clients, and cannot be placed or subscribed in Spain or among investors residing in Spain. This issue is listed on the Global Exchange Market of Euronext Dublin of the Irish Stock Exchange and is computed as additional Tier 1 capital of the Bank and the Group, in accordance with Regulation (EU) 575/2013.

These perpetual securities will be converted into newly issued ordinary shares of BBVA if the CET 1 ratio of the Bank or the Group is less than 5.125%, in accordance with their respective terms and conditions.

These issuances may be fully redeemed at BBVA’s option only in the cases contemplated in their respective terms and conditions and, in any case, in accordance with the provisions of the applicable legislation. In particular:

•On May 9, 2018, the Bank early redeemed the issuance of contingently convertible preferred securities (additional tier 1 instruments) carried out by the Bank on May 9, 2013, for an amount of $1.5 billion on the First Reset Date of the issuance and once the prior consent from the Regulator had been obtained.

•On February 19, 2019 the Bank early redeemed the issuance of contingently convertible preferred securities (additional tier 1 instruments), carried out by the Bank on February 19, 2014, for a total amount of €1.5 billion and once the prior consent from the Regulator had been obtained.

•On February 18, 2020, the Bank early redeemed the issuance of contingently convertible preferred securities (additional tier 1 instruments) carried out by the Bank on February 18, 2015, for an amount of €1.5 billion on the First Reset Date of the issuance and once the prior consent from the Regulator had been obtained.

Preferred securities

The breakdown by issuer of the balance under this heading in the accompanying consolidated balance sheets is as follows:

Preferred securities by issuer (Millions of Euros)
	2020	2019	2018
BBVA International Preferred, S.A.U. (1)	35	37	35
Unnim Group (2)	159	83	98
BBVA USA	-	19	19
BBVA Colombia	-	20	19
Other	-	-	9
Total	194	159	181

A breakdown of the maturity of the lease liabilities, due after December 31, 2020 is provided below:

(1) Call exercised.

(2) Unnim Group: Issuances prior to the acquisition by BBVA.

These issuances were fully subscribed at the moment of the issue by qualified/institutional investors outside the Group and are redeemable, totally or partially, at the issuer’s option after five years from the issue date, depending on the terms of each issuance and with the prior consent from the Bank of Spain or the relevant authority.

In connection with the above, once the necessary authorization from the European Central Bank was received and in conformity with its authority to redeem:

•The Extraordinary and Universal General Meeting of Caixasabadell Preferents, S.A. Unipersonal, at its meeting held on December 11, 2020, decided to delegate on the company’s Board of Directors the authority to agree on the total early redemption of its only live issuance, subject to the applicable legal provisions and having previously obtained all necessary authorisations. In use of such delegation, having satisfied all legal and contractual formalities required and having obtained all relevant authorizations, the company’s Board of Directors, on the same date, agreed to carry out the early redemption of the total nominal amount of the issuance on January 14, 2021. As a result, once all necessary communications were released, on January 14, 2021 the total early redemption of the issuance took place.

•The Extraordinary and Universal General Meeting of BBVA International Preferred, S.A. Unipersonal, at its meeting held on December 11, 2020, decided to delegate on the company’s Board of Directors the authority to agree on the total early redemption of its only live issuance, subject to the applicable legal provisions and having previously obtained all necessary authorisations. In use of such delegation, having satisfied all legal and contractual formalities required and having obtained all relevant authorizations, the company’s Board of Directors, on the same date, agreed to carry out the early redemption of the total nominal amount of the issuance on January 19, 2021. As a result, once all necessary communications were released, on January 19, 2021 the total early redemption of the issuance took place.

•The Extraordinary and Universal General Meeting of Caixa Terrassa Societat de Participacions Preferents, S.A. Unipersonal, at its meeting held on December 11, 2020, decided to delegate on the company’s Board of Directors the implementation of all necessary actions in order to modify its only live issuance so as to include a new clause regarding the early redemption of the preferred securities. In use of the delegated authority and having obtained all necessary authorizations, the company’s Board of Directors, on the same date, agreed to modify the relevant issuance in order to include a new clause for the total early redemption of the preferred securities on January 29, 2021, therefore convening the relevant meeting of noteholders of the issuance to be held in Bilbao, on January 14, 2021, at first call, or on January 15, 2021, at second call. Having satisfied all applicable legal requirements, the noteholders’ meeting was held at first call and passed, with the necessary majority of votes, among other resolutions, the inclusion of a new total early redemption clause. As a result, on January 29, 2021 the total early redemption of the issuance took place.

22.5. Other financial liabilities

The breakdown of the balance under this heading in the accompanying consolidated balance sheets is as follows:

Other financial liabilities (Millions of Euros)
	2020	2019	2018
Lease liabilities	2.674	3.335
Creditors for other financial liabilities	2.408	2.623	2.891
Collection accounts	3.275	3.306	4.305
Creditors for other payment obligations	5.000	4.494	5.648
Total	13.358	13.758	12.844

Maturity of future payment obligations (Millions of Euros)
	Up to 1 year	1 to 3 years	3 to 5 years	Over 5 years	Total
Leases	244	430	397	1.602	2.674